Share-Based Compensation (Summary Of Outstanding Stock Options Under Equity Incentive Plan 2006 Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Options outstanding at beginning of period, Number of Options	1,708,757
Options outstanding at beginning, Weighted Average Exercise Price	$ 19.61
Exercised, Number of Options	(1,176,534)
Exercised, Weighted Average Exercise Price	$ 19.93
Options outstanding at end of period, Number of Options	532,223
Options outstanding at ending, Weighted Average Exercise Price	$ 18.91
Genesis [Member]
Exercised, Number of Options	(6,939)
Options outstanding at end of period, Number of Options	131,475